Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2024 (As Adjusted)
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,846	¥20,010	¥7,209	¥1,706	¥37,771
Payables under securities lending transactions	1,015	1	—	76	1,092
Obligations to return securities received as collateral	6,076	610	135	402	7,223
Total	¥15,937	¥20,621	¥7,344	¥2,184	¥46,086

	March 31, 2025
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥10,579	¥29,902	¥4,754	¥1,146	¥46,381
Payables under securities lending transactions	717	3	—	17	737
Obligations to return securities received as collateral	5,185	399	155	308	6,047
Total	¥16,481	¥30,304	¥4,909	¥1,471	¥53,165

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2024 and 2025 was as follows:

	March 31, 2024 (As Adjusted)
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥13,001	¥359	¥4,229	¥17,589
Foreign government and official institution bonds	14,172	—	1,033	15,205
Corporate bonds	773	76	400	1,249
Residential mortgage-backed securities	8,819	—	—	8,819
Other debt securities	346	—	38	384
Marketable equity securities	636	657	1,523	2,816
Other	24	—	—	24
Total	¥37,771	¥1,092	¥7,223	¥46,086

	March 31, 2025
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥16,652	¥165	¥3,438	¥20,255
Foreign government and official institution bonds	16,955	30	917	17,902
Corporate bonds	1,012	—	358	1,370
Residential mortgage-backed securities	10,695	—	—	10,695
Other debt securities	190	—	2	192
Marketable equity securities	846	531	1,332	2,709
Other	31	11	—	42
Total	¥46,381	¥737	¥6,047	¥53,165